Operating Segments -Summarized Financial Information by Reportable Segments (Parenthetical) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating Segments [Abstract]
Postretirement credits included in corporate and other	$ (14.6)	$ 1.2